SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 819,269	$ 785,806	$ 723,557	$ 914,558
Funds held in an escrow bank account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 819,269	$ 785,806